EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Equity-Based Compensation Expense
Equity-based compensation expense by plan, which is included within selling, general and administrative expenses on the Company’s combined statements of operations, consisted of the following (in thousands):

	Year Ended December 31,
	2023	2022
EGH 2021 Plan	$25,875	$31,848
Replacement Awards under WWE 2016 Plan	31,747	—
TKO 2023 Plan	6,724	—
Other awards (1)	166	(250)

Equity-based compensation expense	$64,512	$31,598

(1)	Represents equity-based compensation cost associated with other compensation plans at Endeavor offered to employees who exclusively support the Company and is included in net income.

Summary of Unrecognized Compensation Cost for Unvested Awards and the Related Remaining Weighted Average Period
As of December 31, 2023, total unrecognized equity-based compensation expense for unvested awards and the related remaining weighted average period for expensing is summarized below (dollars in thousands):

	Unrecognized Compensation Costs	Period Remaining (in years)
EGH 2021 Plan	$23,211	2.15
Replacement Awards under WWE 2016 Plan	59,370	2.30
TKO 2023 Plan	66,958	2.32

Equity-based unrecognized compensation expense	$149,539

Summary of RSU Activity
The following table summarizes the RSU award activity under the EGH 2021 Plan for the year ended December 31, 2023:

	Time Vested RSUs		Market / Market and Time Vested RSUs
	Units	Weighted- Average Grant-Date Fair Value	Units	Weighted- Average Grant-Date Fair Value
Outstanding at January 1, 2023	961,371	$26.50	229,663	$25.59
Granted	942,399	$21.82	—	$—
Released	(454,116)	$27.37	(17,427)	$29.44
Forfeited	(107,118)	$5.41	(2,384)	$24.82

Outstanding at December 31, 2023	1,342,536	$23.20	209,852	$25.27

Summary of Stock Option Activity
The following table summarizes the stock option award activity under the EGH 2021 Plan for the year ended December 31, 2023:

	Stock Options
	Units	Weighted-Average Exercise Price
Outstanding at January 1, 2023	493,082	$25.19
Granted	—	$—
Exercised	—	$—
Forfeited or expired	—	$—

Outstanding at December 31, 2023	493,082	$25.19

Vested and exercisable at December 31, 2023	299,949	$24.65

Summary of PSU Activity
The total grant-date fair value of RSUs which vested under the WWE 2016 Plan during the year ended December 31, 2023 was $21.1 million. The total intrinsic value of RSUs which vested under the WWE 2016 Plan during the year ended December 31, 2023 was $17.0 million. No RSUs vested under the WWE 2016 Plan during the year ended December 31, 2022.
The following table summarizes the PSU award activity under the WWE 2016 Plan for the year ended December 31, 2023:

	Time Vested PSUs		Market / Market and Time Vested PSUs
	Units	Weighted- Average Grant-Date Fair Value	Units	Weighted- Average Grant-Date Fair Value
Outstanding at January 1, 2023	—	$—	—	$—
Granted	—	$—	—	$—
Assumed from WWE	641,190	$100.65	20,460	$100.65
Vested	(54,478)	$100.65	—	$—
Forfeited	(272,297)	$83.75	(20,460)	$100.65
Dividend equivalents	12,988	$100.65	—	$—

Outstanding at December 31, 2023	327,403	$93.84	—	$—

Replacement Awards [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of RSU Activity
The following table summarizes the RSU award activity under the WWE 2016 Plan for the year ended December 31, 2023:

	Time Vested RSUs
	Units	Weighted- Average Grant-Date Fair Value
Outstanding at January 1, 2023	—	$—
Granted	—	$—
Assumed from WWE	1,011,215	$100.65
Vested	(209,982)	$100.65
Forfeited	(146,581)	$100.65
Dividend equivalents	46,438	$100.65

Outstanding at December 31, 2023	701,090	$100.65

TKO 2023 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of RSU Activity
The following table summarizes the RSU award activity under the TKO 2023 Plan for the year ended December 31, 2023:

	Time Vested RSUs
	Units	Weighted- Average Grant-Date Fair Value
Outstanding at January 1, 2023	—	$—
Granted	935,536	$91.23
Vested	—	$—
Forfeited	—	$—

Outstanding at December 31, 2023	935,536	$91.23